Total revenue and Income (Parenthetical) (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Revenue And Income [abstract]
Membership Fees	R$ 8,815
Reversal of inventory provision	30,031
Foreign currency gain on the currency conversion		R$ 131,212
Membership Fees Taxes	R$ 815